Tax (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Tax effect of temporary differences (CHF)
Net operating loss carry-forwards	3,541	3,388
Net deferred tax assets	8,625	8,291
Net deferred tax assets change	334
Net deferred tax (increase)/decrease related to foreign exchange (gains)/losses	(365)
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	16